UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices)      (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
(Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1.	Report to Stockholders.

(a)

UVA Unconstrained Medium-Term Fixed Income ETF Tailored Shareholder Report

UVA Unconstrained Medium-Term Fixed Income ETF

Ticker: FFIU

Exchange: NYSE Arca

annual Shareholder Report June 30, 2025

This annual shareholder report contains important information about UVA Unconstrained Medium-Term Fixed Income ETF for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://etfpages.com/FFIU. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FFIU	$51	0.50%

How did the Fund perform last year?

For the twelve months ended June 30, 2025, the Fund returned 5.09%. The Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, which returned 6.08% for the same period.

What Factors Influenced Performance

The underperformance was largely due to the Fund’s longer duration versus the benchmark. During the period we saw interest rates past the 10 year increase. Short duration and prepaying agency securities performed well during the period. Longer duration played against the Fund due to the increase in long term rates.

Top Contributors to Performance:

• FNMA 5038 06/01/2053 5.00%

• FNMA 5165 10/01/2053 5.50%

• FR SD2700 04/01/2053 5.00%

Top Detractors from Performance:

• US Treasury 2/15/2048 3.00%

• Goldman Sachs GP 08/16/2034 5.00%

• Phillips 66 Co. 03/15/2035 4.950%

We expect the Fund to continue to have a higher yield than its benchmark due to its corporate and agency security allocations. Due to longer duration, we expect FFIU to outperform in the future as interest rates decline.

How did the Fund perform since inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares

Cumulative Performance

From August 18, 2017, commencement of operations,
through June 30, 2025

Initial Investment of $10,000

FFIU ($11,204)
Bloomberg U.S. Aggregate Bond Index ($11,162)
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
8/18/2017
6/30/2018
6/30/2019
6/30/2020
6/30/2021
6/30/2022
6/30/2023
6/30/2024
6/30/2025

Average Annual Total Returns

	1 year	5 year	Since Inception 8/18/17
FFIU	5.09%	-0.11%	1.45%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.41%

Visit https://etfpages.com/FFIU for more recent performance information.

UVA Unconstrained Medium-Term Fixed Income ETF Tailored Shareholder Report

Key Fund Statistics
(as of June 30, 2025)

Net Assets	$50,222,123
Number of Holdings	128
Net Advisory Fee	$0
Portfolio Turnover Rate	12.13%

What did the Fund invest in?

(as of June 30, 2025)

Sector Breakdown (% of net assets)

Federal Agency
24.7%
Technology
11.5%
Consumer Discretionary
10.2%
Municipal Bonds
10.1%
Financials
9.0%
United States Treasuries
8.9%
Cash Equivalent
6.8%
Energy
3.6%
Industrials
3.2%
Health Care
3.0%
Other
9.0%

Top Ten Holdings
Freddie Mac Pool, 5.00% 4/1/53	3.3%
Fannie Mae Pool, 5.50% 10/1/53	2.4%
Fannie Mae Pool, 5.00% 10/1/54	1.9%
United States Treasury Note, 2.25% 2/15/52	1.8%
United States Treasury Note, 4.00% 11/15/42	1.8%
Fannie Mae Pool, 5.50% 3/1/54	1.8%
eBay Inc, 4.00% 7/15/42	1.7%
Fannie Mae Pool, 5.00% 6/1/53	1.7%
Fannie Mae Pool, 5.00% 10/1/54	1.5%
United States Treasury Note, 3.00% 2/15/48	1.5%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit https://etfpages.com/FFIU.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.

(e)	Not applicable.

(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 19(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

Audit fees billed for the UVA Unconstrained Medium-Term Fixed Income ETF (the “Fund”) for the last two fiscal years are reflected in the tables below.

For the fiscal year ended June 30, 2024, these amounts represent aggregate fees billed for professional services rendered by the Fund’s independent accountant, Tait, Weller & Baker, LLP (“Accountant”), in connection with the audit of the Fund’s annual financial statements and for services that are normally provided by the Accountant in connection with the Fund’s statutory and regulatory filings for that fiscal year.

Fund	June 30, 2024
UVA Unconstrained Medium-Term Fixed Income ETF	$12,000

For the fiscal year ended June 30, 2025, these amounts represent aggregate fees billed for professional services rendered by the Accountant in connection with the audit of the Fund’s annual financial statements and for services that are normally provided by the Accountant in connection with the Fund’s statutory and regulatory filings for that fiscal year.

Fund	June 30, 2025
UVA Unconstrained Medium-Term Fixed Income ETF	$12,000

(b)	Audit-Related Fees

There were no additional fees billed in the fiscal year ended June 30, 2024, for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements that were not reported under paragraph (a) of this Item.

There were no additional fees billed in the fiscal year ended June 30, 2025, for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

These amounts represent the aggregate fees billed in the fiscal year ended June 30, 2024, for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	June 30, 2024
UVA Unconstrained Medium-Term Fixed Income ETF	$3,000

These amounts represent the aggregate fees billed in the fiscal year ended June 30, 2025, for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	June 30, 2025
UVA Unconstrained Medium-Term Fixed Income ETF	$3,000

(d)	All Other Fees

There were no other fees billed in the fiscal year ended June 30, 2024, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

There were no other fees billed in the fiscal year ended June 30, 2025, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	The Fund’s Board of Trustees pre-approved the engagement of the Accountant for the fiscal year ended June 30, 2025, at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the Fund and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the Fund’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund if the engagement relates directly to the operations and financial reporting of the Fund.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the fiscal year ended June 30, 2024, are reflected in the table below. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment advisor, or any other entity controlling, controlled by, or under common control with the Fund’s investment advisor for the fiscal year ended June 30, 2024.

Fund	June 30, 2024
UVA Unconstrained Medium-Term Fixed Income ETF	$3,000

Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the fiscal year ended June 30, 2025, are reflected in the table below. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser for the fiscal year ended June 30, 2025.

Fund	June 30, 2025
UVA Unconstrained Medium-Term Fixed Income ETF	$3,000

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	The Fund is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The Fund’s audit committee members are Thomas R. Galloway and Jesse S. Eberdt, III.

(b)	Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

UVA Unconstrained

Medium-Term Fixed Income ETF

Annual Financial Statements

For the fiscal year ended June 30, 2025

The financial statements and other information contained herein are submitted for the general information of the shareholders of the UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF”). The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

The UVA Unconstrained Medium-Term Fixed Income ETF is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the UVA Unconstrained Medium-Term Fixed Income ETF, including its principals, and Capital Investment Group, Inc.

1

Schedule of Investments
As of June 30, 2025
	Principal	Interest Rate	Maturity Date	Value
Corporate Bonds - 46.60%
Communications - 2.64%
Alphabet Inc	$500,000	1.900%	8/15/2040	$334,620
Alphabet Inc	750,000	2.050%	8/15/2050	418,145
TWDC Enterprises 18 Corp	250,000	3.000%	7/30/2046	168,867
Walt Disney Co/The	250,000	2.750%	9/1/2049	157,591
Walt Disney Co/The	300,000	3.500%	5/13/2040	246,272
				1,325,495
Consumer Discretionary - 10.24%
Amazon.com Inc	750,000	2.500%	6/3/2050	448,468
Delta Air Lines Inc	155,000	4.375%	4/19/2028	153,644
eBay Inc	190,000	2.700%	3/11/2030	175,910
eBay Inc	1,068,000	4.000%	7/15/2042	865,580
Ford Motor Co	250,000	6.375%	2/1/2029	257,176
Ford Motor Credit Co LLC	200,000	4.389%	1/8/2026	198,585
General Motors Co	250,000	5.000%	10/1/2028	252,047
McDonald's Corp	200,000	3.700%	2/15/2042	158,187
McDonald's Corp	500,000	4.700%	12/9/2035	488,009
NIKE Inc	250,000	3.250%	3/27/2040	198,662
NIKE Inc	343,000	3.625%	5/1/2043	272,745
Ralph Lauren Corp	350,000	2.950%	6/15/2030	326,557
Southwest Airlines Co	100,000	2.625%	2/10/2030	91,099
Southwest Airlines Co	500,000	5.125%	6/15/2027	505,110
Southwest Airlines Co	250,000	7.375%	3/1/2027	259,230
Starbucks Corp	250,000	2.450%	6/15/2026	245,308
Trustees of Princeton University/The	250,000	2.612%	7/1/2026	246,196
				5,142,513
Consumer Staples - 2.53%
Altria Group Inc	400,000	4.250%	8/9/2042	324,949
Altria Group Inc	250,000	4.500%	5/2/2043	207,989
Altria Group Inc	250,000	5.800%	2/14/2039	252,980
Brown-Forman Corp	330,000	4.500%	7/15/2045	283,965
Constellation Brands Inc	200,000	4.650%	11/15/2028	201,174
				1,271,057
Energy - 3.56%
EOG Resources Inc	330,000	5.100%	1/15/2036	323,345
Kinder Morgan Inc	500,000	5.400%	2/1/2034	506,521
Phillips 66	500,000	4.650%	11/15/2034	477,114
Phillips 66 Co	500,000	4.950%	3/15/2035	483,422
				1,790,402
Financials - 9.00%
Affiliated Managers Group Inc	500,000	5.500%	8/20/2034	500,138
Bank of America Corp	500,000	6.300%	3/10/2026	504,075
Bank of New York Mellon Corp/The	350,000	3.750%	12/20/2026	341,250
Berkshire Hathaway Finance Corp	300,000	2.850%	10/15/2050	194,078
CBRE Services Inc	100,000	2.500%	4/1/2031	88,529
Cincinnati Financial Corp	250,000	6.125%	11/1/2034	265,554
Cincinnati Financial Corp	59,000	6.920%	5/15/2028	63,097
Citigroup Global Markets Holdings Inc/United States (b)	250,000	1.147%	3/17/2031	219,706
Goldman Sachs Group Inc/The	250,000	4.600%	10/15/2033	244,166
Goldman Sachs Group Inc/The	500,000	5.000%	8/16/2034	482,971
GS Finance Corp (b)	250,000	1.216%	3/10/2031	219,706

See Notes to Financial Statements
1

Schedule of Investments (continued)
As of June 30, 2025
	Principal	Interest Rate	Maturity Date	Value
Financials (continued)
MetLife Inc	$250,000	5.875%	3/15/2028	$254,062
MetLife Inc	405,000	10.750%	8/1/2039	540,185
Morgan Stanley	280,000	5.875%	9/15/2026	280,700
Progressive Corp/The	415,000	3.700%	1/26/2045	320,004
				4,518,221
Health Care - 2.95%
Amgen Inc	300,000	3.150%	2/21/2040	230,311
Amgen Inc	300,000	4.400%	5/1/2045	254,927
Amgen Inc	100,000	5.375%	5/15/2043	92,123
Bristol-Myers Squibb Co	500,000	4.125%	6/15/2039	444,386
Quest Diagnostics Inc	250,000	4.200%	6/30/2029	248,169
Stryker Corp	211,000	3.500%	3/15/2026	209,559
				1,479,475
Industrials - 3.22%
FedEx Corp	300,000	3.875%	8/1/2042	226,837
FedEx Corp	704,000	4.100%	4/15/2043	542,816
General Electric Co	288,000	5.100%	6/15/2032	286,272
Lockheed Martin Corp	300,000	2.800%	6/15/2050	188,601
RTX Corp	400,000	4.875%	10/15/2040	375,294
				1,619,820
Technology - 11.53%
Apple Inc	500,000	2.375%	2/8/2041	348,878
Apple Inc	500,000	2.900%	9/12/2027	489,149
Apple Inc	500,000	3.450%	2/9/2045	387,199
Apple Inc	350,000	3.750%	9/12/2047	276,372
Apple Inc	450,000	3.850%	5/4/2043	377,084
Apple Inc	400,000	4.250%	2/9/2047	342,960
Apple Inc	100,000	4.650%	2/23/2046	91,437
Broadcom Corp / Broadcom Cayman Finance Ltd	200,000	3.500%	1/15/2028	195,948
Broadcom Inc	250,000	4.300%	11/15/2032	242,330
Electronic Arts Inc	250,000	1.850%	2/15/2031	216,346
Intel Corp	300,000	2.800%	8/12/2041	201,250
Intel Corp	300,000	3.250%	11/15/2049	189,680
International Business Machines Corp	800,000	4.150%	5/15/2039	702,818
Microsoft Corp	500,000	2.525%	6/1/2050	309,475
Microsoft Corp	450,000	3.500%	11/15/2042	364,005
Oracle Corp	400,000	3.800%	11/15/2037	342,077
Oracle Corp	650,000	4.125%	5/15/2045	517,029
QUALCOMM Inc	200,000	3.250%	5/20/2027	197,515
				5,791,552
Utilities - 0.93%
Berkshire Hathaway Energy Co	250,000	3.700%	7/15/2030	242,303
San Diego Gas & Electric Co	250,000	3.000%	3/15/2032	224,330
				466,633
Total Corporate Bonds (Cost $27,752,586)				23,405,168

Municipal Bonds - 10.07%
Alaska Municipal Bond Bank Authority	350,000	2.602%	12/1/2036	275,733
Alaska Municipal Bond Bank Authority	350,000	3.028%	12/1/2041	266,091
Arizona Board of Regents	350,000	3.900%	6/1/2044	274,004
Bay Area Toll Authority	350,000	2.913%	4/1/2036	285,814
Bristol Township School District	255,000	3.650%	6/1/2043	191,010
California State University	300,000	2.670%	11/1/2038	234,933

See Notes to Financial Statements
2

Schedule of Investments (continued)
As of June 30, 2025
	Principal	Interest Rate	Maturity Date	Value
Municipal Bonds (continued)
City of Martinez CA	$330,000	2.700%	8/1/2040	$248,134
City of New York NY	170,000	3.450%	3/1/2026	169,126
Commonwealth of Pennsylvania	300,000	5.450%	2/15/2030	306,471
County of Miami-Dade Seaport Department	250,000	2.762%	10/1/2038	191,743
Golden State Tobacco Securitization Corp	250,000	3.115%	6/1/2038	201,813
Manatee County Port Authority	200,000	3.187%	10/1/2041	153,710
New Jersey Educational Facilities Authority	400,000	3.468%	7/1/2035	352,524
Pennsylvania Higher Educational Facilities Authority	250,000	4.300%	6/15/2045	212,090
Pennsylvania State University/The	200,000	2.790%	9/1/2043	145,018
Regents of the University of California Medical Center Pooled Revenue	70,000	2.459%	5/15/2026	68,797
San Marcos Unified School District	350,000	3.377%	8/1/2040	291,207
Tampa-Hillsborough County Expressway Authority	505,000	2.692%	7/1/2037	401,914
Tulare County Board of Education	250,000	3.640%	5/1/2043	182,180
University of California	25,000	3.039%	5/15/2027	24,612
University of Pittsburgh-of the Commonwealth System of Higher Education	140,000	3.127%	9/15/2026	138,432
Utah Transit Authority	550,000	2.774%	12/15/2038	442,849
Total Municipal Bonds (Cost $6,376,220)				5,058,205
United States Treasury Notes - 8.88%
	250,000	1.875%	2/15/2032	219,619
	1,500,000	2.250%	2/15/2052	917,754
	750,000	2.500%	2/15/2045	528,545
	1,000,000	3.000%	2/15/2048	743,789
	900,000	3.125%	2/15/2043	723,902
	500,000	3.250%	5/15/2042	413,906
	1,000,000	4.000%	11/15/2042	913,008
Total United States Treasury Notes (Cost $5,301,555)				4,460,523
Federal Agency - 24.73%
Freddie Mac Pool	596,913	6.000%	10/1/2053	606,786
Freddie Mac Pool	642,562	5.000%	4/1/2053	632,288
Freddie Mac Pool	490,792	5.000%	4/1/2055	481,234
Freddie Mac Pool	464,049	5.000%	1/1/2055	455,125
Freddie Mac Pool	497,721	5.500%	6/1/2055	497,561
Freddie Mac Pool	487,877	5.500%	5/1/2055	487,971
Freddie Mac Pool	1,652,487	5.000%	4/1/2053	1,637,054
Fannie Mae Pool	484,671	4.500%	2/1/2054	464,388
Fannie Mae Pool	959,797	5.000%	10/1/2054	941,331
Fannie Mae Pool	769,659	5.000%	10/1/2054	754,851
Fannie Mae Pool	864,778	5.000%	6/1/2053	850,139
Fannie Mae Pool	483,775	5.000%	1/1/2055	474,364
Fannie Mae Pool	498,229	5.000%	6/1/2055	488,533
Fannie Mae Pool	886,666	5.500%	3/1/2054	895,697
Fannie Mae Pool	418,427	5.500%	7/1/2053	418,680
Fannie Mae Pool	634,934	5.500%	9/1/2053	635,911
Fannie Mae Pool	1,189,479	5.500%	10/1/2053	1,189,098
Fannie Mae Pool	497,438	6.000%	1/1/2055	510,665
Total Federal Agency (Cost $12,280,577)				12,421,676

See Notes to Financial Statements
3

Schedule of Investments (continued)
As of June 30, 2025
	Shares	Value
Closed-End Funds - 2.11%
BlackRock Taxable Municipal Bond Trust	26,978	$434,616
Eaton Vance Ltd Duration Income Fund	25,000	256,500
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust	24,328	365,893
Total Closed-End Funds (Cost $1,504,648)		1,057,009
Short-Term Investment - 6.76%
MSILF Treasury Portfolio, 4.24% (a) (Cost $3,393,235)	3,393,235	3,393,235
Investments, at Value (Cost $56,608,821) - 99.15%		$49,795,816
Other Assets Less Liabilities - 0.85%		426,307
Net Assets - 100.00%		$50,222,123

(a)	Represents 7-day effective SEC yield as of June 30, 2025.
(b)	Level 3 securities fair valued using significant unobservable inputs 0.9% of Net Assets - see Note 1.

See Notes to Financial Statements
4

Statement of Assets and Liabilities
As of June 30, 2025
Assets:
Investments, at value	$49,795,816
Interest receivable	464,187
Due from Sub-Advisor	13,014
Prepaid insurance	2,424
Total assets	50,275,441
Liabilities:
Accrued expenses:
Professional fees	28,803
Administration fees	718
Trustee fees	2,880
Operational expenses	17,261
Other expenses	3,656
Total liabilities	53,318
Total Net Assets	$50,222,123
Net Assets Consist of:
Paid in capital	$61,626,274
Accumulated deficit	(11,404,151)
Total Net Assets	$50,222,123
Investments, at cost	$56,608,821
Capital Shares Outstanding, no par value (unlimited authorized shares)	2,300,000
Net Asset Value, Per Share	$21.84

See Notes to Financial Statements
5

Statement of Operations
For the fiscal year ended June 30, 2025
Investment Income:
Dividends	$89,695
Interest	2,008,139
Total Investment Income	2,097,834
Expenses:
Advisory fees	116,433
Administration fees	55,173
Professional fees	40,275
Fund accounting fees	35,401
Compliance fees	33,693
Shareholder fulfillment fees	20,674
Transfer agent fees	15,480
Security pricing fees	20,541
Custody fees	3,027
Trustee fees	7,318
Other expenses	15,651
Total Expenses	363,666
Fees waived by Sub-Advisor	(93,146)
Fees reimbursed by Sub-Advisor	(37,655)
Net Expenses	232,865
Net Investment Income	1,864,969
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from investment transactions	(71,570)
Net change in unrealized appreciation on investments	520,637
Net Realized and Unrealized Gain (Loss) on Investments	449,067
Net Increase in Net Assets Resulting from Operations	$2,314,036

See Notes to Financial Statements
6

Statements of Changes in Net Assets
For the fiscal years ended
	June 30, 2025	June 30, 2024
Operations:
Net investment income	$1,864,969	$1,852,281
Net realized loss from investment transactions	(71,570)	(1,626,718)
Net change in unrealized appreciation on investments	520,637	1,031,639
Net Increase in Net Assets Resulting from Operations	2,314,036	1,257,202
Distributions to Shareholders From Distributable Earnings	(1,837,500)	(1,865,750)
Capital Share Transactions:
Shares sold	14,199,789	2,175,910
Shares repurchased	(6,575,008)	(21,334,869)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,624,781	(19,158,959)
Net Increase (Decrease) in Net Assets	8,101,317	(19,767,507)
Net Assets:
Beginning of Period	42,120,806	61,888,313
End of Period	$50,222,123	$42,120,806
Share Information:
Shares sold	650,000	100,000
Shares repurchased	(300,000)	(1,000,000)
Net Increase (Decrease) in Capital Shares	350,000	(900,000)

See Notes to Financial Statements
7

Financial Highlights
	June 30,
For a share outstanding during each fiscal period ended	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.60	$21.72	$22.25	$26.53	$26.14

Income (Loss) from Investment Operations:
Net investment income (a)	0.88	0.83	0.75	0.64	0.64
Net realized and unrealized gain (loss) on investments	0.22	(0.08)	(0.52)	(4.08)	0.47

Total from Investment Operations	1.10	0.75	0.23	(3.44)	1.11

Less Distributions From:
Net investment income	(0.86)	(0.87)	(0.76)	(0.64)	(0.64)
Net realized gains	-	-	-	(0.20)	(0.08)

Total Distributions	(0.86)	(0.87)	(0.76)	(0.84)	(0.72)

Net Asset Value, End of Period	$21.84	$21.60	$21.72	$22.25	$26.53

Total Return	5.09%	3.53%	1.06%	(13.29)%	4.30%

Net Assets, End of Period (in thousands)	$50,222	$42,121	$61,888	$68,981	$80,914
Ratios of:
Gross Expenses to Average Net Assets (b)	0.78%	0.77%	0.63%	0.62%	0.65%
Net Expenses to Average Net Assets (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Net Investment Income to Average Net Assets (b)	4.00%	3.87%	3.45%	2.58%	2.47%
Portfolio turnover rate	12.13%	26.49%	8.92%	20.17%	30.49%

(a)	Calculated using the average shares method.
(b)	Does not include expenses of the investments companies in which the fund invests

See Notes to Financial Statements
8

Notes to Financial Statements
As of June 30, 2025

1.	Organization and Significant Accounting Policies

The UVA Unconstrained Medium-Term Fixed Income ETF, an exchange-traded fund (the “ETF”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ETF commenced operations on August 18, 2017. The investment objective of the ETF is to seek current income with limited risk to principal. The ETF seeks to achieve its investment objective by investing principally in fixed income securities of any kind with dollar-weighted average effective duration between three and nine years, under normal circumstances. Under normal market conditions, the ETF intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities. Fixed income securities include bonds, debt securities, and income-producing instruments of any kind issued by governmental or private-sector entities.

The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 50,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”). Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol FFIU, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.

The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Investment Valuation

An ETF’s debt securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. An ETF’s debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent an ETF’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of an ETF’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by an ETF may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models. Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by a method that the Board of Trustees (“Trustees”) believe accurately reflects fair value. Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of an ETF’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which an ETF’s net asset value is not calculated and on which an ETF’s does not effect sales, redemptions and exchanges of its Shares.

Notes to Financial Statements
As of June 30, 2025

Fair Value Measurement

The ETF has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the ETF’s investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the ETF has the ability to access.

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the ETF’s own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of June 30, 2025, for the ETF’s assets measured at fair value:

	Total	Level 1	Level 2	Level 3(a)
Assets
Corporate Bonds	$23,405,168	$—	$22,965,756	$439,412
Municipal Bonds	5,058,205	—	5,058,205	—
United States Treasury Notes	4,460,523	—	4,460,523	—
Federal Agency	12,421,676	—	12,421,676	—
Closed-End Funds	1,057,009	1,057,009	—	—
Short-Term Investment	3,393,235	3,393,235	—	—
Total Assets	$49,795,816	$4,450,244	$44,906,160	$439,412
(a)	For the year ended June 30, 2025, these investments were valued in accordance with procedures approved by the Board of Trustees.

The table below presents a reconciliation of all Level 3 fair value measurements existing at June 30, 2025:

Value
Opening Balance	$385,720
Net Unrealized Appreciation (Depreciation) of Level 3 Instruments	53,692
Ending Balance	$439,412

The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the fiscal year unless circumstances dictate otherwise.

Notes to Financial Statements
As of June 30, 2025

Below is a table summarizing the unobservable inputs used along with a sensitivity analysis, which shows the impact on valuation of a change in the unobservable input.

	Fair Value at June 30, 2025	Valuation Technique	Unobservable Inputs(a)
Assets (at fair value)
Investments in securities
Citigroup Global Markets Holdings Inc	$219,706	Value using the PV of the coupon payments	Yield spreads
GS Finance Corp	$219,706	Value using the PV of the coupon payments	Yield spreads
(a)	An increase in yield spreads would decrease the value of the investments.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses

The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

The ETF may declare and distribute dividends from net investment income, if any, monthly. The ETF generally declares and distributes capital gains, if any, annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Risk Considerations

Call/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the ETF reinvesting proceeds at lower interest rates, resulting in a decline in the ETF’s income.

Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the ETF are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Interest rates in the United States are near historic lows, which may increase the ETF’s exposure to risks associated with rising rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the ETF to value or sell some or all of its bond investments at any given time.

Changes in interest rates may also affect the ETF’s share price; for example, a sharp rise in interest rates could cause the ETF’s share price to fall. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

Fixed Income Risk. When the ETF invests in fixed income securities, the value of your investment in the ETF will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the ETF. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the ETF later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the ETF, possibly causing the ETF’s share price and total return to be reduced and fluctuate more than other types of investments.

Notes to Financial Statements
As of June 30, 2025

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds, such as the ETF, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

ETF Structure Risks. The ETF is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the ETF at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the ETF’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the ETF’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the ETF’s shares.

○	Cash Purchases and Redemptions. To the extent Creation Units are purchased or redeemed by Authorized Participants in cash instead of in-kind, the ETF will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the ETF and impact the ETF’s NAV if not fully offset by transaction fees paid by the Authorized Participants.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

▪	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

▪	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the ETF’s shares, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

▪	The market price for the ETF’s shares may deviate from the ETF’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for ETF shares than the ETF’s net asset value, which is reflected in the bid and ask price for ETF shares or in the closing price.

▪	When all or a portion of an exchange-traded fund’s underlying securities trade in a market that is closed when the market for the ETF’s shares is open, there may be changes from the last quote of the closed market and the quote from the ETF’s domestic trading day, which could lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

▪	In stressed market conditions, the market for the ETF’s shares may become less liquid in response to the deteriorating liquidity of the ETF’s portfolio. This adverse effect on the liquidity of the ETF’s shares may, in turn, lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

Management Risk. The ETF is subject to management risk because it is an actively managed portfolio. In managing the ETF’s portfolio securities, the Sub-Advisor will apply investment techniques and risk analyses in making investment decisions for the ETF, but there can be no guarantee that these will produce the desired results. The Sub-Advisor’s decisions relating to the ETF’s duration will also affect the ETF’s yield, and in unusual circumstances will affect its share price. To the extent that the Sub-Advisor anticipates interest rates imprecisely, the ETF’s yield at times could lag those of other similarly managed funds.

Notes to Financial Statements
As of June 30, 2025

Preferred Securities Risk. Investing in preferred stock involves the following risks: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the ETF may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the ETF’s income and Share price.

Foreign Securities Risk. Investments in securities of non-U.S. issuers are subject to risks not usually associated with owning securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the ETF from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the ETF’s investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Major public health issues, such as COVID-19, have at times, and may in the future impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the ETF from buying or selling certain securities or financial instruments. In these circumstances, the ETF may be unable to rebalance its portfolio and may be unable to accurately price its investments.

Notes to Financial Statements
As of June 30, 2025

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the ETF. The Advisor and the ETF are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the ETF or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ETF shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The ETF and its shareholders could be negatively impacted as a result.

Inflation-Indexed Bond Risk. Inflation-indexed bonds may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the ETF’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

Mortgage- and Asset-Backed Securities Risk. In addition to other risks commonly associated with investing in debt securities, mortgage-backed securities (“MBS”) are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated, and the ETF may have to invest the proceeds in securities with lower yields. MBS are priced with an expectation of some anticipated level of prepayment of principal. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. MBS are also subject to the risk of default on the underlying mortgages, particularly during periods of economic downturn. Reduced investor demand for mortgage loans and mortgage- related securities may adversely affect the liquidity and market value of MBS. The risks associated with investing in asset-backed securities (“ABS”) are similar to those associated with investing in MBS. ABS also entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain ABS. In addition, certain ABS are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

3.	Transactions with Related Parties and Service Providers

Advisor

The ETF pays a monthly fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.25% of the ETF’s average daily net assets.

The Advisor has engaged Universal Value Advisors as the sub-advisor of the ETF (the “Sub-Advisor”) to provide day to day portfolio management of the ETF. The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.20% of the ETF’s average daily net assets. The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.

The ETF and the Sub-Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor or Sub-Advisor)) to not more than 0.50% of the average daily net assets of the ETF. The current term of the Expense Limitation Agreement is through October 31, 2025, and may be terminated by the Board of Trustees at any time. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees had been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limit or those in place at the time of recoupment.

For the fiscal year ended June 30, 2025, the Advisor earned $23,287 in net advisory fees after payment of the sub-advisor fee.

For the fiscal year ended June 30, 2025, the Sub-Advisor earned $93,146 in sub-advisory fees, of which all was waived pursuant to the Expense Limitation Agreement. Effective November 1, 2024, any fee waiver and expense reimbursement is subject to possible recoupment within 36 months of the waiver or reimbursement. As of June 30, 2025, $86,444 is subject to possible recoupment.

Notes to Financial Statements
As of June 30, 2025

Administrator

The ETF pays customary fees to The Nottingham Company (the “Administrator”) for its services as Fund Administrator and Fund Accountant. Certain officers of the Administrator are also officers of the Trust.

Compliance Services

The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer. The Nottingham Company, Inc. is entitled to receive customary fees from the ETF for its services pursuant to the Compliance Services Agreement with the ETF.

Transfer Agent

Nottingham Shareholder Services (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF. For its services, the Transfer Agent is entitled to receive compensation from the ETF pursuant to the Transfer Agent’s fee arrangements with the ETF. Broadridge Solutions, Inc. also serves as the Sub-Transfer Agent.

Fund Accounting

The Nottingham Company (the “Fund Accountant”) serves as the Fund Accountant for the ETF. For its services, the Fund Accountant is entitled to receive compensation from the ETF pursuant to the Fund Accounting fee arrangements with the ETF.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the ETF’s principal underwriter and distributor. For its services, the Distributor is entitled to receive compensation from the ETF pursuant to the ETF’s fee arrangements with the Distributor.

4.	Trustees and Officers

The Board is responsible for the management and supervision of the ETF. The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive a flat rate of $7,500 plus an additional $2,500 per Fund each year but may receive up to an additional $1,500 per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that the Fund closes during the year. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings. Prior to January 1, 2025, the Independent Trustees received $5,000 per year payable quarterly and $2,000 per series in the Trust.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

5.	Purchases and Sales of Investment Securities

For the fiscal year ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
$2,502,970	$2,891,275	$7,401,833	$2,451,022	—	—

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the ETF’s tax positions to be taken on the federal income tax returns for the fiscal years ended June 30, 2022 through June 30, 2025 and determined that the ETF does not have a liability for uncertain tax positions. The ETF recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended June 30, 2025, the ETF did not incur any interest or penalties.

Distributions during the years ended were characterized for tax purposes as follows:

	June 30, 2025	June 30, 2024
Ordinary Income	$1,837,500	$1,865,750
Total Distributions	$1,837,500	$1,865,750

Reclassifications relate primarily to differing book/tax treatment of ordinary net investment losses and taxable overdistributions and have no impact on the net assets of the ETF.

Notes to Financial Statements
As of June 30, 2025

For the year ended June 30, 2025, the following reclassifications were necessary:

Accumulated Surplus (Deficit)	$21,267
Paid in Capital	$(21,267)

At June 30, 2025, the tax-basis cost of investments and components of accumulated deficit were as follows:

Cost of Investments	$56,527,442

Gross Unrealized Appreciation	213,030
Gross Unrealized Depreciation	(6,944,656)
Net Unrealized Depreciation	(6,731,626)

Short Term Capital Loss Carryforward	(236,077)
Long Term Capital Loss Carryforward	(4,436,448)
Accumulated Deficit	(11,404,151)

Capital Loss Carryforwards

Accumulated capital losses noted above represent net capital loss carryovers as of June 30, 2025, that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The capital loss carryforwards have no expiration date.

7.	Concentration of Risk

At various times, the ETF may have cash, cash collateral, and due from broker balances that exceed federally insured limits. The ETF may have cash and cash equivalents on deposit with the custodians, which, at times, may exceed federally insured (“FDIC”) limits.

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications. The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF. The ETF expects risk of loss to be remote.

9.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Spinnaker ETF Series
and the Shareholders of UVA Unconstrained Medium Term Fixed Income ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of UVA Unconstrained Medium Term Fixed Income ETF (the “Fund”), a series of Spinnaker ETF Series, including the schedule of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the three years in the period ended June 30, 2023, have been audited by other auditors, whose reports dated August 28, 2023 and August 29, 2022, expressed an unqualified opinion on such financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2024.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian. We believe that our audit provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 20, 2025

Additional Information (unaudited)
As of June 30, 2025

Tax Information

We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the ETF’s fiscal year ended June 30, 2025.

During the fiscal year, the ETF paid $1,837,500 in income distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in early 2026, to determine the calendar year amounts to be included in their 2025 tax returns. Shareholders should consult a tax advisor regarding the tax consequences of investments in the Fund.

Changes In and Disagreements with Accountants

There were no changes in or disagreements with the accountants during the period.

Matters Submitted for Shareholder Vote

Not applicable

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the ETF, to the Trustees for the period of this report was $7,318. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the ETF, and no compensation was paid to any person of whom any officer or director of the ETF is an affiliated person.

Approval of Investment Advisory Agreement

Not applicable during the period.

UVA Unconstrained Medium-Term Fixed Income ETF

P.O. Box 69

Rocky Mount, NC 27802-0069

An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing. The prospectus and summary prospectus, which contain this and other information, are available at https://www.etfpages.com/FFIU or by calling 800-773-3863. The prospectus should be read carefully before investing.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: September 8, 2025	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: September 8, 2025	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: September 8, 2025	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer